Summary of Significant Accounting Policies (Details) - Schedule of Balances of VIEs included in Financial Statements after Elimination of Intercompany Balances - Consolidated Variable Interest Entities [Member] - CNY (¥)
¥ in Thousands
	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Current assets
Cash and cash equivalents	¥ 27,017	¥ 13,147
Restricted cash	120
Accounts receivable, net	2,731	2,688
Amounts due from related parties, net		32
Other receivables, deposits and other assets, net	29,507	7,858
Inventories	355	161
Total current assets	59,730	23,886
Restricted cash - non-current	250	250
Property and equipment, net	1,025	13,550
Goodwill, net	1,703	1,703
Prepayments for construction contract	62	950
Operating lease right-of-use assets – non-current		3,693
Other non-current assets, net	378	326
Total non-current assets	3,418	20,472
TOTAL ASSETS	63,148	44,358
Current liabilities
Accounts payable	2,461	3,638
Amounts due to related parties	33,927	188,262
Accrued expenses and other current liabilities	9,513	28,003
Income tax payable	7,301	12,534
Contract liabilities	883	5,640
Refund liabilities	30	164
Operating lease liabilities – current		1,822
Total current liabilities	54,115	240,063
Deferred tax liabilities, net		74
Operating lease liabilities – non-current		2,025
Total non-current liabilities		2,099
TOTAL LIABILITIES	54,115	242,162
Revenue from continuing operations	131,626	194,646	¥ 136,117
Revenue from discontinued operations	273,579	260,830	191,456
Net income from continuing operation after elimination of intercompany transactions	70,931	35,455	41,898
Net income/ (loss) from discontinued operations after elimination of intercompany transactions	(171,491)	(37,331)	3,872
Net cash provided by operating activities	91,090	107,531	39,184
Net cash (used in)/ provided by investing activities	13,170	(68,598)	(53,738)
Net cash provided by/ (used in) financing activities	(90,270)	(49,528)	26,922
Net increase in cash and cash equivalents and restricted cash	13,990	(10,595)	12,368
Cash and cash equivalents and restricted cash at beginning of year	13,397	23,992	11,624
Cash and cash equivalents and restricted cash at end of year	¥ 27,387	¥ 13,397	¥ 23,992